Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PFS FUNDS
Entity Central Index Key	0001103243
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Taylor Frigon Core Growth Fund
Shareholder Report [Line Items]
Fund Name	Taylor Frigon Core Growth Fund
Class Name	Taylor Frigon Core Growth Fund
Trading Symbol	TFCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Taylor Frigon Core Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.taylorfrigonfunds.com/prospectus. You can also request this information by contacting us at 1-888-897-4821.
Additional Information Phone Number	1-888-897-4821
Additional Information Website	https://www.taylorfrigonfunds.com/prospectus
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Taylor Frigon Core Growth Fund	$172	1.45%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance.

For the year ended November 30, 2024, the Taylor Frigon Core Growth Fund (the "Fund") outperformed the S&P Mid Cap 400® Index and the S&P 500® Index (the "S&P 500"). The Fund returned 37.66% whereas the S&P 400® Mid-Cap Index, returned 33.36% and the S&P 500 returned 33.89%. The Fund's strong performance for the period was driven by the execution of the companies within our portfolio as they successfully navigated a challenging environment and delivered exceptional growth.

The Fund's top performing company was Carvana Co., which operates an e-commerce platform for buying and selling used cars. Carvana successfully addressed concerns about its balance sheet and demonstrated that it can maintain high growth while also improving profitability. Other top performers for the year include PROCEPT BioRobotics Corp., a company that provides aquablation therapy for the treatment of benign prostatic hyperplasia, Impinj Inc., a company that provides Internet of Things solutions using Radio Frequency Identification technology, Glaukos Corp., a company that delivers therapies for the treatment of glaucoma, corneal disorders, and retinal diseases, and Wix.com Ltd., a company that operates a leading web development platform for creators and businesses. The Fund's worst performer was Symbotic Inc., a company that provides warehouse automation systems. Other poor performers include Mobileye Global Inc., a developer of advanced driver assistance systems and autonomous driving solutions, Real Good Food Company Inc., a company that produces healthy alternative frozen meals, DexCom Inc., a company that produces continuous glucose monitoring systems for diabetes management, and Velo3D Inc., a company that provides metal additive manufacturing solutions. If we determine that our investment thesis is no longer intact for these poor performers, we will sell them (as we did with Real Good Food and Velo3D) and move on to companies with more promising long- term prospects.

After a prolonged period of the market being primarily fear-driven due to concerns surrounding economic uncertainty caused by inflation and elevated interest rates, renewed optimism helped small and midcap growth stocks begin to return to more reasonable valuations relative to their fundamental performance. Our performance vindicated our philosophy of holding great companies for years through multiple market cycles. Rather than chase short-term "security," we continued to prioritize companies for which we are highly convicted in their long-term potential, and they rewarded us by outperforming the market. Maintaining a long-term ownership mentality can be difficult during periods of extreme volatility, but we believe it is ultimately far more rewarding than any other approach in the long run. However, our steadfastness should not be mistaken for passivity, as we will continue to actively apply rigorous due diligence to each company within our portfolio and to any potential candidates for investment to ensure that the Fund is optimized for the long-term.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	One Year	Five Years	Inception (12/27/2016)
Taylor Frigon Core Growth Fund	37.66%	8.58%	11.73%
S&P 500® Index	33.89%	15.77%	15.11%
S&P Mid Cap 400® Index	33.36%	12.60%	10.90%

Performance Inception Date	Dec. 27, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 32,372,742
Holdings Count | shares	51
Advisory Fees Paid, Amount	$ 310,614
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$32,372,742
Number of Portfolio Holdings	51
Portfolio Turnover Rate (%)	30%
Total Advisory Fees Paid ($)	$310,614

Holdings [Text Block]
What did the Fund invest in?
Top Ten Holdings (% of net assets)

Wix.com Ltd. (Israel)	3.33%
Procore Technologies, Inc.	3.18%
Kornit Digital Ltd. (Israel)	3.17%
Carvana Co. - Class A	3.05%
Impinj, Inc.	3.01%
Dutch Bros. Inc. - Class A	3.00%
PROCEPT BioRobotics Corporation	2.92%
Glaukos Corporation	2.90%
CyberArk Software Ltd. (Israel)	2.88%
AudioCodes Ltd. (Israel)	2.72%
Sectors (% of net assets)

*	Net Cash represents cash equivalents and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)

Wix.com Ltd. (Israel)	3.33%
Procore Technologies, Inc.	3.18%
Kornit Digital Ltd. (Israel)	3.17%
Carvana Co. - Class A	3.05%
Impinj, Inc.	3.01%
Dutch Bros. Inc. - Class A	3.00%
PROCEPT BioRobotics Corporation	2.92%
Glaukos Corporation	2.90%
CyberArk Software Ltd. (Israel)	2.88%
AudioCodes Ltd. (Israel)	2.72%